Condensed Consolidated Balance Sheets [Parenthetical] - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016		Sep. 30, 2016	Dec. 31, 2015
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Allowance for Doubtful Accounts Receivable, Current	$ 55	$ 36			$ 115
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 6,860	$ 5,312
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000			500,000,000
Common Stock, Shares, Issued	0	0			0
Common Stock, Shares, Outstanding	0	0			0
GP Investments Acquisition Corp [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preferred Stock, Shares Authorized	100,000,000	20,000,000			20,000,000
Preferred Stock, Shares Issued	0	0			0
Preferred Stock, Shares Outstanding	0	0			0
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	1,000,000,000	400,000,000			400,000,000
Common Stock, Shares, Issued	5,726,251	5,649,918			5,320,250
Common Stock, Shares, Outstanding	5,649,918	5,649,918			5,320,250
Common Stock, Other Shares, Outstanding	14,283,525	15,912,582		16,016,030	16,242,250
Convertible Preferred Stock [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Preferred Stock, Shares Authorized	100,486,000	100,486,000			44,045,000
Preferred Stock, Shares Issued	100,486,000	100,486,000	[1]		44,045,000	[1]
Preferred Stock, Shares Outstanding	100,486,000	100,486,000			44,045,000
Preferred Stock, Liquidation Preference, Value	$ 20,551	$ 20,551	[2]		$ 10,550	[2]
Convertible Common Stock Class A [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000			500,000,000
Common Stock, Shares, Issued	529,000	340,000			332,000
Common Stock, Shares, Outstanding	529,000	340,000			332,000
Convertible Common Stock Class B [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Common Stock, Shares Authorized	192,000,000	192,000,000			192,000,000
Common Stock, Shares, Issued	102,926,000	101,083,000			100,946,000
Common Stock, Shares, Outstanding	102,926,000	101,083,000			100,946,000

[1]	Represents the number of shares by series that are authorized, issued and outstanding.
[2]	In the event of a liquidation, sale, dissolution, change of control, or winding up of the Company, whether voluntary or involuntary, the holders of Preferred Stock are entitled to receive, prior and in preference to the holders of Common Stock Securities, any distribution of the assets of the Company in an amount equal to the sum of (i) the original issuance price of $0.1000 for Series A, $0.2594 for Series B, and $0.1772 for Series C Preferred Stock, and (ii) all declared but unpaid dividends on such share of Preferred Stock (collectively, the “Liquidation Preference”). In the event funds are insufficient to make a complete distribution to all holders of Preferred Stock, the remaining assets will be distributed with equal priority and pro rata among the holders of each series of Preferred Stock so that each holder receives the same percentage of the applicable preferential amount. After full payment of the Liquidation Preference has been made to the holders of Preferred Stock, the remaining assets will be distributed with equal priority and pro rata to the holders of Common Stock Securities based on the number of shares of Common Stock Securities held by each common stockholder.